FINANCIAL RISK MANAGEMENT - Narrative (Details)		12 Months Ended
	Jan. 24, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / oz	Dec. 31, 2017 USD ($)	Jun. 28, 2018	Dec. 31, 2016 USD ($)	Aug. 03, 2016	Jul. 31, 2015 USD ($)
Disclosure of financial liabilities [line items]
Current portion of other liability		$ 6,410,000	$ 13,498,000
Other non-current liabilities		0	6,786,000
Current assets		140,207,000	86,882,000
Current liabilities		134,357,000	148,445,000
Cash and cash equivalents		96,507,000	27,787,000		$ 21,764,000
Proceeds from debt agreements		35,000,000	10,000,000
Shares issued, net		124,772,000	24,456,000
Debt		$ 100,706,000	95,605,000
Projected change in gold price, per ounce | $ / oz		100
Foreign currency amount		$ 1,900,000	3,800,000
Projected change in revenue		20,600,000
Projected change in operating cash flows		19,600,000
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Proceeds from debt agreements		$ 0	0
Borrowings, interest rate		7.00%				7.00%
Debt		$ 44,612,000	42,515,000		$ 47,617,000
5% Convertible Debentures
Disclosure of financial liabilities [line items]
Proceeds from debt agreements		$ 0	$ 0
Borrowings, interest rate		5.00%	5.00%
Royal Gold loan
Disclosure of financial liabilities [line items]
Proceeds from debt agreements		$ 0	$ 0
Borrowings, interest rate		8.00%					11.50%
Debt interest payments calculation multiple							0.625
Debt interest payments calculation dividing basis							10,000
Debt							$ 20,000,000.0
Ecobank Loan III
Disclosure of financial liabilities [line items]
Proceeds from debt agreements	$ 15,000,000	$ 15,000,000	10,000,000
Debt		20,300,000
Ecobank Loan IV
Disclosure of financial liabilities [line items]
Proceeds from debt agreements		20,000,000	$ 0
Debt		$ 18,000,000
LIBOR | Floating interest rate | Ecobank Loan III
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis		8.00%
LIBOR | Floating interest rate | Ecobank Loan IV
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis		7.50%		7.50%